Report of Independent Registered
Public Accounting Firm

To the Shareholders and
Board of Trustees of
The Cushing Renaissance Fund

In planning and performing our
audit of the financial statements
of The Cushing Renaissance Fund
(the ?Fund?) as of and for the year
ended November 30, 2019, in
accordance with the standards
of the Public Company Accounting
Oversight Board (United States),
we considered the Fund?s internal
control over financial reporting,
including controls over
safeguarding securities, as a
basis for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to
comply with the requirements
of Form N-CEN, but not for the
purpose of expressing an
opinion on the effectiveness
of the Fund?s internal control
over financial reporting.
Accordingly, we express no
such opinion.
The management of the Fund
is responsible for establishing
and maintaining effective
internal control over financial
reporting. In fulfilling this
responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of
controls. A fund?s internal
control over financial reporting
is a process designed to provide
reasonable assurance regarding
the reliability of financial
reporting and the preparation
of financial statements for
external purposes in accordance
with U.S. generally accepted
accounting principles. A fund?s
internal control over financial
reporting includes those policies
and procedures that (1) pertain
to the maintenance of records that,
in reasonable detail, accurately
and fairly reflect the
transactions and dispositions
of the assets of the fund; (2)
provide reasonable assurance
that transactions are recorded
as necessary to permit
preparation of financial statements
in accordance with U.S. generally
accepted accounting principles,
and that receipts and expenditures
of the fund are being made only
in accordance with authorizations
of management and trustees of
the fund; and (3) provide
reasonable assurance regarding
prevention or timely detection
of unauthorized acquisition,
use or disposition of a fund's
assets that could have a
material effect on the financial
statements.
Because of its inherent
limitations, internal control
over financial reporting may
not prevent or detect
misstatements. Also, projections
of any evaluation of effectiveness
to future periods are subject
to the risk that controls may
become inadequate because of
changes in conditions, or that
the degree of compliance with
the policies or procedures may
deteriorate.
A deficiency in internal control
over financial reporting exists
when the design or operation of
a control does not allow
management or employees, in
the normal course of performing
their assigned functions,
to prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or a
combination of deficiencies,
in internal control over
financial reporting, such
that there is a reasonable
possibility that a material
misstatement of the Fund?s
annual or interim financial
statements will not be prevented
or detected on a timely basis.
Our consideration of the Fund?s
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal
control that might be material
weaknesses under standards
established by the Public
Company Accounting Oversight
Board (United States).
However, we noted no deficiencies
in the Fund?s internal control
over financial reporting and
its operation, including controls
over safeguarding securities,
that we consider to be a material
weakness as defined above as of
November 30, 2019.
This report is intended solely
for the information and use of
management and the Board of
Trustees of the Fund and the
Securities and Exchange
Commission and is not intended
to be and should not be used by
anyone other than these
specified parties.

/s/ Ernst & Young LLP

Dallas, Texas
January 28, 2020